As filed with the Securities and Exchange Commission on August 10, 2005

Registration No. 333-01713

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-6

SEC File No. 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 105	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz
Dechert
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on August 15, 2005 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on __________________, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing Fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000292, as filed on April 26, 2005, and incorporated by reference herein.)

Supplement to Prospectus Dated May 1, 2005 for
Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II, Pacific Select Performer 500,
Pacific Select Accumulator and M’s Versatile Product Flexible Premium Variable Life Insurance
Policies, and Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select
Estate Preserver III, Pacific Select Estate Preserver IV, Pacific Select Estate Preserver V and
M’s Versatile Product-Survivorship Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Maximizer Modified Single Premium Life Insurance Policy
(each a “policy”) Issued by Pacific Life Insurance Company (“Pacific Life”)

You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. You should read the prospectuses carefully. Changes described in this supplement are effective immediately, unless otherwise stated.

Your investment options: Transferring among investment options and market-timing is amended by adding the following as the fifth bullet in the Transfers subsection
Transfers of accumulated value from the loan account into your investment options following a loan payment is excluded from the transfer limitations described in the prospectus.

Effective October 1, 2005, transfers to or from a variable investment option cannot be made before the seventh calendar day following the last transfer to or from the same variable investment option. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research variable investment option on Monday, you may not make any transfers to or from that variable investment option before the following Monday. Transfers to or from the Money Market variable investment option are excluded from this limitation.

Withdrawals, surrenders and loans: Taking out a loan is revised
Paying off your loan is revised:

You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we’ll generally transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the fixed options, up to the amount originally transferred from the fixed options to the loan account. We’ll then transfer any excess amount to your variable investment options according to your most recent allocation instructions.
You can make monthly loan payments using our electronic funds transfer plan. Here’s how it works:
• You authorize us to withdraw a specified amount from your checking account each month by completing an electronic funds transfer form. Please contact us or your registered representative for a copy of this form.
• You can choose any day between the 4th and 28th of the month for us to make the withdrawal.
• Loan payments made by the electronic funds transfer plan must be at least $50.

Supplement dated August 15, 2005

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a) Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

(b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[4]

(2)	Inapplicable

(3)	(a) Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

(b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[3]

(c) Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[16]

(4)	(a) Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policy (Form 96-56)[2]

(b) Accelerated Living Benefit Rider[1]

(c) Policy Split Option Rider[1]

(d) Last Survivor Added Protection Benefit Rider (Form R96-LSAPB)[2]

(e) Individual Annual Renewable Term Rider (Form R96-ART)[2]

(f) Enhanced Policy Split Option Rider (Form R96-EPSO)[2]

(g) Fixed LT Account Endorsement[5]

(h) Pacific Select Estate Preserver III Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-56)[8]

(i) Last Survivor Added Protection Benefit Rider (Form R00-LSAPB)[8]

(j) Estate Tax Repeal Rider[9]

(k) Estate Tax Waiver of Surrender Charge Rider[10]

(5)	Applications and General Questionnaire[9]

(6)	(a) Articles of Incorporation of Pacific Life Insurance Company[4]

(b) Bylaws of Pacific Life Insurance Company[4]

(7)	Form of Reinsurance Contract[12]

(8)	(a) Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[6]

(b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company.[6]

(c) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00[9]

(d) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00[9]

(e) Addendum to Participation Agreement with M Fund Inc. 8/7/00[9]

(f) Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02[11]

(g) Addendum to Participation Agreement with M Fund Inc. dated 12/11/01[10]

(h) Addendum to Participation Agreement with M Fund Inc. dated 1/2/02[11]

(i) M Fund Inc. Participation Agreement with Pacific Life Insurance Company[13]

(j) Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04[14]

(k) Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[15]

(l) Service Contract with Fidelity Distributors Corporation[15]

(m) Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[16]

(n) Administrative Services Agreement with FAM Distributors, Inc.[15]

(o) Participation Agreement with T. Rowe Price Equity Series, Inc.[16]

(p) Administrative Services Agreement with T. Rowe Price Associates, Inc.[16]

(q) Participation Agreement with Van Eck Worldwide Insurance Trust[16]

(r) Service Agreement with Van Eck Securities Corporation[15]

(s) Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributor and Capital Research and Management Company[16]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered[7]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Independent Registered Public Accounting Firm[17]
(b) Consent of Dechert[17]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer, and Redemption Procedures[1]

(18)	Powers of Attorney[11]

[1]	Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on October 25, 1996, File No. 333-01713 Accession Number 0001017062-96-000349.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on January 15, 1997, File No. 333-01713 Accession Number 0001017062-97-000040.

[4]	Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-01713, Accession Number 0001017062-98-000895.

[5]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 9, 1999, File No. 333- 01713, Accession Number 0001017062-99-000624.

[6]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333- 01713, Accession Number 0001017062-00-000592.

[7]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333- 01713, Accession Number 0001017062-00-001333.

[8]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333- 01713, Accession Number 0001017062-00-001534.

[9]	Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2001, File No. 333-01713, Accession Number 0001017062-01-500067.

[10]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 333-01713, Accession Number 0001017062-01-500969.

[11]	Filed as part of Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 333-01713, Accession Number 0001017062-02-000857.

[12]	Filed as part of Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 filed via EDGAR on February 21, 2003, File No. 333-01713, Accession No. 0001017062-03-000295.

[13]	Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 filed via EDGAR on April 29, 2003, File No. 333-01713, Accession No. 0001017062-03-000981.

[14]	Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 filed via EDGAR on April 27, 2004, File No. 333-01713, Accession No. 0000892569-04-000536.

[15]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 filed via EDGAR on February 10, 2005, File No. 333-01713, Accession No. 0000892569-05-000046.

[16]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 filed via EDGAR on April 19, 2005, File No. 033-21754, Accession No. 0000892569-05-000254.

[17]	Filed as part of Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 filed via EDGAR on April 26, 2005, File No. 333-01713, Accession Number 0000892569-05-000292.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and Vice Chairman
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
James T. Morris	Executive Vice President and Chief Insurance Officer
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: a 95% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary, College Savings Trust (a Montana Chartered Uninsured Trust Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries, PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), # which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation); ACG Trust II Holding LLC; a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); a 33% ownership of ACG Acquisition IX LLC; ACG Acquisition 40 & 41 LLC; ACG Trust 2004-1 Holding LLC and its subsidiary ACG Funding Trust 2004-1 # (a Delaware Statutory Trust) and Boullioun Aviation Services Inc. # (a Washington Corporation). Boullioun Aviation Services, Inc. # (a Washington Corporation) and its subsidiaries: Boullioun Aviation Services (International), Inc. (a Washington Corporation); Boullioun Aircraft Holding Company, Inc. (a Washington Corporation); BAHC (Bermuda) One Limited (a Bermuda Corporation); Boullioun Aviation Services (Bermuda) Limited (a Bermuda Corporation); Boullioun Portfolio Finance III LLC (a Nevada Limited Liability Company); Boullioun Portfolio Finance IV LLC (a Nevada Limited Liability Company); ACG Funding 2005-1 Holding LLC (a Delaware Limited Liability Company); ACG Funding Trust 2005-1 (a Delaware Statutory Trust); Bellevue Aircraft Leasing Limited (an Irish Corporation); Bellevue Coastal Leasing LLC (a Washington Limited Liability Company); Northern Aircraft Leasing AS (a Norwegian Corporation); Boullioun Aviation Services (Netherlands) BV (a Netherlands Corporation); Rainier Aircraft Investment Notes Trust (a Delaware Statutory Trust); RAIN I LLC (a Delaware Limited Liability Company); RAIN II LLC (a Delaware Limited Liability Company); RAIN III LLC (a Delaware Limited Liability Company); RAIN IV LLC (a Delaware Limited Liability Company); RAIN V LLC (a Delaware Limited Liability Company); RAIN VI LLC (a Delaware Limited Liability Company); RAIN VII LLC (a Delaware Limited Liability Company); RAIN VIII LLC (a Delaware Limited Liability Company); Desert Rainier LLC (a Nevada Limited Liability Company); Rainier Aircraft Leasing (Ireland) Limited (an Irish Corporation); ACG Acquisition 30288 LLC (a Delaware Limited Liability Company); ACG Acquisition 30743 LLC (a Delaware Limited Liability Company); ACG Acquisition 30744 LLC (a Delaware Limited Liability Company); ACG Acquisition 30745 LLC (a Delaware Limited Liability Company); ACG Acquisition 30746 LLC (a Delaware Limited Liability Company); ACG Acquisition 1176 LLC (a Delaware Limited Liability Company); 30279 Statutory Trust (a Connecticut Statutory Trust); 30280 Statutory Trust (a Connecticut Statutory Trust); 0168 Statutory Trust (a Connecticut Statutory Trust); 0179 Statutory Trust (a Connecticut Statutory Trust); 29141 Statutory Trust (a Connecticut Statutory Trust); and V2500 Statutory Trust (a Connecticut Statutory Trust). ACG Trust II Holding LLC owns Aviation Capital Group Trust II # (a Delaware Statutory Trust), which in turn owns ACG Acquisition XXV LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are: ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation). Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 31-36 and 39 LLCs; and ACGFS LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG XIX Holding LLC, which owns Aviation Capital Group Trust # (a Delaware Statutory Trust) #. Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiaries, ACG Acquisition Ireland, Limited (an Irish Corporation) and ACG Acquisition Labuan Ltd. (a Labuan Corporation); and ACG Acquisition XXI, LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 50% ownership of Asset Management Finance Corporation (a Delaware Corporation) and its Subsidiary, AMF-ACM Finance LLC (a Delaware LLC); a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary, Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company); Las Vegas Golf I, LLC (a Delaware Limited Liability Company) and its subsidiary, Angel Park Golf LLC (a Nevada Limited Liability Company); and CW Atlanta, LLC (a Delaware Limited Liability Company) and a 90% ownership of its subsidiary, CityWalk Towers, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 40% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); Pacific Financial Products Inc. (a Delaware Corporation); Allianz-Pac Life Partners LLC, a non-managing membership interest (a Delaware Limited Liability Company). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Global Investors of America L.P. (a Delaware Limited Partnership); and Pacific TriGuard Partners, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation) and its subsidiary, Contemporary Financial Solutions, Inc. (a Delaware Corporation), United Planners’ Group, Inc. (an Arizona Corporation), Waterstone Financial Group, Inc. (an Illinois Corporation); and M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary, Tower Asset Management, LLC (a Delaware Limited Liability Company). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., and Associated Securities Corp.; United Planners’ Group, Inc. is the general partner and holds an approximately 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), and United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

[# means abbreviated structure.]

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director, President
Adrian S. Griggs	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

		(3)
(1)	(2)		Compensation on
Name of	Net Underwriting		Events Occasioning	(4)	(5)
Principal	Discounts and		the Deduction of a	Brokerage	Other
Underwriter	Commissions		Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 10th day of August, 2005.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By: PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman & Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713, Accession No. 0001017062-02-000857, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 10th  day of August, 2005.

PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman & Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL
David R. Carmichael
as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713, Accession No. 0001017062-02-000857, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2005

Glenn S. Schafer*	Director and Vice Chairman	, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2005

James T. Morris*	Executive Vice President and Chief Insurance Officer	, 2005

Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	, 2005

Brian D. Klemens*	Vice President and Treasurer	, 2005

*By:	/s/ DAVID R. CARMICHAEL	August 10, 2005

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 16 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-01713, Accession No. 0001017062-02-000857, and incorporated by reference herein.)